GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 4, 2003

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     "GOLDENSELECT PREMIUM PLUS PROSPECTUS"
                                       AND
            "GOLDENSELECT PREMIUM PLUS FEATURING THE GALAXY VIP FUND"

                          -----------------------------

The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") and for the MGIB Rider in states where the Yr-2003 benefit rider is not available, is 0.1625% of the MGAB is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually).. The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums (plus credits) adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, or "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

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                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                        TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES             1 YEAR              10 YEARS
                            ----------------                     ---------------    -----------------     ----------------
                             WITH       W/O     TOTAL ANNUAL     WITH      W/O       WITH       W/O       WITH        W/O
                              THE       ANY      INVESTMENT       THE      ANY        THE       ANY        THE        ANY
                             RIDER     RIDER      PORTFOLIO      RIDER    RIDER      RIDER     RIDER      RIDER      RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE       CHARGES      CHARGES   CHARGE    CHARGES   CHARGE     CHARGES    CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                      3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
Capital Growth               3.37%      1.93%       1.02%      4.39%      2.95%      $126       $111       $471       $340
Capital Guardian Small Cap   3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Core Bond                    3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
Developing World             3.37%      1.93%       1.76%      5.13%      3.69%      $133       $119       $530       $410
Diversified Mid-Cap          3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
Equity Growth - S            3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
Equity Income                3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Equity Opportunity           3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Focus Value - S              3.37%      1.93%       1.06%      4.43%      2.99%      $126       $111       $474       $344
Fully Managed                3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Fundamental Growth - S       3.37%      1.93%       1.06%      4.43%      2.99%      $126       $111       $474       $344
Global Franchise - S         3.37%      1.93%       1.26%      4.63%      3.19%      $128       $113       $491       $363
Growth                       3.37%      1.93%       1.02%      4.39%      2.95%      $126       $111       $471       $340
Hard Assets                  3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
International Enhanced
   EAFE - S                  3.37%      1.93%       1.26%      4.63%      3.19%      $128       $113       $491       $363
International Equity         3.37%      1.93%       1.26%      4.63%      3.19%      $128       $113       $491       $363
Internet Tollkeeper          3.37%      1.93%       1.86%      5.23%      3.79%      $134       $120       $538       $419
Investors                    3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
J.P. Morgan Fleming Small
   Cap Equity - S            3.37%      1.93%       1.16%      4.53%      3.09%      $127       $112       $482       $354
Janus Growth and Income      3.37%      1.93%       1.11%      4.48%      3.04%      $127       $112       $478       $349
Large Cap Value              3.37%      1.93%       1.01%      4.38%      2.94%      $126       $111       $470       $339
Limited Maturity Bond        2.98%      1.93%       0.54%      3.52%      2.47%      $117       $106       $387       $292
Liquid Asset                 2.98%      1.93%       0.54%      3.52%      2.47%      $117       $106       $387       $292
Managed Global               3.37%      1.93%       1.26%      4.63%      3.19%      $128       $113       $491       $363
Mid-Cap Growth               3.37%      1.93%       0.89%      4.26%      2.82%      $124       $110       $460       $327
Real Estate                  3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Research                     3.37%      1.93%       0.89%      4.26%      2.82%      $124       $110       $460       $327
Special Situations           3.37%      1.93%       1.11%      4.48%      3.04%      $127       $112       $478       $349
Strategic Equity             3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Total Return                 3.37%      1.93%       0.89%      4.26%      2.82%      $124       $110       $460       $327
Value Equity                 3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333
Van Kampen Growth and
   Income                    3.37%      1.93%       0.95%      4.32%      2.88%      $125       $110       $465       $333

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic
Trends Fund                  3.37%      1.93%       1.45%      4.82%      3.38%      $130       $115       $506       $381

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP
   Equity-Income             3.37%      1.93%       0.84%      4.21%      2.77%      $124       $109       $456       $322
   Portfolio -S2
Fidelity VIP Growth
   Portfolio -S2             3.37%      1.93%       0.93%      4.30%      2.86%      $125       $110       $463       $331

THE GALAXY VIP FUND
Asset Allocation             3.37%      1.93%       1.03%      4.40%      2.96%      $126       $111       $472       $341
Equity                       3.37%      1.93%       1.02%      4.39%      2.95%      $126       $111       $471       $340
Growth and Income            3.37%      1.93%       1.42%      4.79%      3.35%      $130       $115       $503       $379
High Quality Bond            3.37%      1.93%       1.07%      4.44%      3.00%      $126       $112       $475       $345
Small Company Growth         3.37%      1.93%       2.54%      5.91%      4.47%      $141       $127       $587       $477

ING GET FUND
ING GET                      3.87%      2.43%       1.00%      4.87%      3.43%      $131       $117       N/A        N/A

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth      3.37%      1.93%       1.23%      4.60%      3.16%      $128       $113       $488       $361

ING VARIABLE PRODUCTS TRUST
ING VP Growth
   Opportunities (S)         3.37%      1.93%       1.10%      4.47%      3.03%      $127       $112       $477       $348
ING VP MagnaCap  (S)         3.37%      1.93%       1.10%      4.47%      3.03%      $127       $112       $477       $348
ING VP SmallCap
   Opportunities (S)         3.37%      1.93%       1.10%      4.47%      3.03%      $127       $112       $477       $348

ING VP BOND PORTFOLIO
ING VP Bond Portfolio -S     3.37%      1.93%       0.75%      4.12%      2.68%      $123       $108       $448       $313

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
   Financial Services Fund   3.37%      1.93%       1.07%      4.44%      3.00%      $126       $112       $475       $345
INVESCO VIF-
   Health Sciences Fund      3.37%      1.93%       1.06%      4.43%      2.99%      $126       $111       $474       $344
INVESCO VIF-
   Leisure Fund              3.37%      1.93%       1.39%      4.76%      3.32%      $130       $115       $501       $376
INVESCO VIF-
   Utilities Fund            3.37%      1.93%       1.37%      4.74%      3.30%      $129       $115       $499       $374

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.37%      1.93%       0.75%      4.12%      2.68%      $123       $108       $448       $313
PIMCO StocksPLUS Growth                 1.93%
   and Income                3.37%                  0.65%      4.02%      2.58%      $122       $107       $439       $303

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio   3.37%      1.93%       1.04%      4.41%      2.97%      $126       $111       $472       $342
Pioneer Mid-Cap Value VCT
   Portfolio                 3.37%      1.93%       1.11%      4.48%      3.04%      $127       $112       $478       $349

PROFUNDS VP
ProFund VP Bull              3.37%      1.93%       1.98%      5.35%      3.91%      $136       $121       $547       $430
ProFund VP Europe 30         3.37%      1.93%       1.89%      5.26%      3.82%      $135       $120       $540       $422
ProFund VP Small-Cap         3.37%      1.93%       2.25%      5.62%      4.18%      $138       $124       $567       $453

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.37%      1.93%       1.04%      4.41%      2.97%      $126       $111       $472       $342
SP Jennison International
   Growth                    3.37%      1.93%       2.26%      5.63%      4.19%      $138       $124       $567       $454
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EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $120,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

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                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                             $126              $218             $301              $470
      Capital Growth                                      $126              $218             $302              $471
      Capital Guardian Small Cap                          $125              $216             $298              $465
      Core Bond                                           $126              $218             $301              $470
      Developing World                                    $133              $240             $336              $530
      Diversified Mid-Cap                                 $126              $218             $301              $470
      Equity Growth-S                                     $126              $218             $301              $470
      Equity Income                                       $125              $216             $298              $465
      Equity Opportunity                                  $125              $216             $298              $465
      Focus Value-S                                       $126              $219             $304              $474
      Fully Managed                                       $125              $216             $298              $465
      Fundamental Growth-S                                $126              $219             $304              $474
      Global Franchise-S                                  $128              $225             $313              $491
      Growth                                              $126              $218             $302              $471
      Hard Assets                                         $125              $216             $298              $465
      International Enhanced EAFE-S                       $128              $225             $313              $491
      International Equity                                $128              $225             $313              $491
      Internet Tollkeeper                                 $134              $243             $340              $538
      Investors                                           $126              $218             $301              $470
      J.P. Morgan Fleming Small Cap Equity-S              $127              $222             $308              $482
      Janus Growth and Income                             $127              $221             $306              $478
      Large Cap Value                                     $126              $218             $301              $470
      Limited Maturity Bond                               $117              $191             $258              $387
      Liquid Asset                                        $117              $191             $258              $387
      Managed Global                                      $128              $225             $313              $491
      Mid-Cap Growth                                      $124              $214             $296              $460
      Real Estate                                         $125              $216             $298              $465
      Research                                            $124              $214             $296              $460
      Special Situations                                  $127              $221             $306              $478
      Strategic Equity                                    $125              $216             $298              $465
      Total Return                                        $124              $214             $296              $460
      Value Equity                                        $125              $216             $298              $465
      Van Kampen Growth and Income                        $125              $216             $298              $465

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund               $130              $231             $322              $506

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2            $124              $213             $293              $456
      Fidelity VIP Growth Portfolio -S2                   $125              $216             $298              $463

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                             $128              $224             $312              $488

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                            $123              $210             $289              $448

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                     $127              $221             $306              $477
      ING VP MagnaCap  (S)                                $127              $221             $306              $477
      ING VP SmallCap Opportunities (S)                   $127              $221             $306              $477

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                $126              $220             $304              $475
      INVESCO VIF- Health Sciences Fund                   $126              $219             $304              $474
      INVESCO VIF- Leisure Fund                           $130              $229             $319              $501
      INVESCO VIF- Utilities Fund                         $129              $228             $318              $499

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                    $123              $210             $289              $448
      PIMCO StocksPLUS Growth and Income                  $122              $207             $284              $439

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                          $126              $219             $303              $472
      Pioneer Mid-Cap Value VCT Portfolio                 $127              $221             $306              $478

      PROFUNDS
      ProFund VP Bull                                     $136              $246             $346              $547
      ProFund VP Europe 30                                $135              $243             $342              $540
      ProFund VP Small-Cap                                $138              $254             $358              $567

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                            $126              $219             $303              $472
      SP Jennison International Growth                    $138              $254             $358              $567

      THE GALAXY VIP FUND
      Asset Allocation                                    $126              $219             $302              $472
      Equity                                              $126              $218             $302              $471
      Growth and Income                                   $130              $230             $320              $503
      High Quality Bond                                   $126              $220             $304              $475
      Small Company Growth                                $141              $262             $370              $587

      ING GET FUND
      ING GET                                             $131              $232             $324              N/A
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

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                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                              $46              $138             $231              $470
      Capital Growth                                       $46              $138             $232              $471
      Capital Guardian Small Cap                           $45              $136             $228              $465
      Core Bond                                            $46              $138             $231              $470
      Developing World                                     $53              $160             $266              $530
      Diversified Mid-Cap                                  $46              $138             $231              $470
      Equity Growth-S                                      $46              $138             $231              $470
      Equity Income                                        $45              $136             $228              $465
      Equity Opportunity                                   $45              $136             $228              $465
      Focus Value-S                                        $46              $139             $234              $474
      Fully Managed                                        $45              $136             $228              $465
      Fundamental Growth-S                                 $46              $139             $234              $474
      Global Franchise-S                                   $48              $145             $243              $491
      Growth                                               $46              $138             $232              $471
      Hard Assets                                          $45              $136             $228              $465
      International Enhanced EAFE-S                        $48              $145             $243              $491
      International Equity                                 $48              $145             $243              $491
      Internet Tollkeeper                                  $54              $163             $270              $538
      Investors                                            $46              $138             $231              $470
      J.P. Morgan Fleming Small Cap Equity-S               $47              $142             $238              $482
      Janus Growth and Income                              $47              $141             $236              $478
      Large Cap Value                                      $46              $138             $231              $470
      Limited Maturity Bond                                $37              $111             $188              $387
      Liquid Asset                                         $37              $111             $188              $387
      Managed Global                                       $48              $145             $243              $491
      Mid-Cap Growth                                       $44              $134             $226              $460
      Real Estate                                          $45              $136             $228              $465
      Research                                             $44              $134             $226              $460
      Special Situations                                   $47              $141             $236              $478
      Strategic Equity                                     $45              $136             $228              $465
      Total Return                                         $44              $134             $226              $460
      Value Equity                                         $45              $136             $228              $465
      Van Kampen Growth and Income                         $45              $136             $228              $465

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $50              $151             $252              $506

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $44              $133             $223              $456
      Fidelity VIP Growth Portfolio -S2                    $45              $136             $228              $463

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $48              $144             $242              $488

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $43              $130             $219              $448

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $47              $141             $236              $477
      ING VP MagnaCap  (S)                                 $47              $141             $236              $477
      ING VP SmallCap Opportunities (S)                    $47              $141             $236              $477

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $46              $140             $234              $475
      INVESCO VIF- Health Sciences Fund                    $46              $139             $234              $474
      INVESCO VIF- Leisure Fund                            $50              $149             $249              $501
      INVESCO VIF- Utilities Fund                          $49              $148             $248              $499

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $43              $130             $219              $448
      PIMCO StocksPLUS Growth and Income                   $42              $127             $214              $439

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $46              $139             $233              $472
      Pioneer Mid-Cap Value VCT Portfolio                  $47              $141             $236              $478

      PROFUNDS
      ProFund VP Bull                                      $56              $166             $276              $547
      ProFund VP Europe 30                                 $55              $163             $272              $540
      ProFund VP Small-Cap                                 $58              $174             $288              $567

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $46              $139             $233              $472
      SP Jennison International Growth                     $58              $174             $288              $567

      THE GALAXY VIP FUND
      Asset Allocation                                     $46              $139             $232              $472
      Equity                                               $46              $138             $232              $471
      Growth and Income                                    $50              $150             $250              $503
      High Quality Bond                                    $46              $140             $234              $475
      Small Company Growth                                 $61              $182             $300              $587

      ING GET FUND
      ING GET                                              $51              $152             $254              N/A
      --------------------------------------------------------------------------------------------------------------------


GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125130   Premium Plus--Galaxy PP                                      02/04/2003